Time Deposits With Banks	12 Months Ended
Dec. 31, 2022
Debt instruments held [abstract]
Time deposits with banks
24	Time deposits with banks

	As at 31 December
	2021	2022
	RMB’000	RMB’000
T ime deposits with maturity less than one year	7,386,607	3,108,919
Time deposits with maturity more than one year	5,581,435	3,389,559

	12,968,042	6,498,478

As at 31 December 2022, interest rates of time deposits with maturity less than one year ranged from 3.85% to 4.13% per annum (31 December 2021: 3.40% to 3.50% per annum), which were presented as current assets. Time deposits with maturity of more than one year were time deposits of three or five years with the interest rates from 3.55% to 4.20% per annum, which were presented as non-current
assets in the consolidated statement of financial position (31 December 2021: 3.45% to 4.20% per annum).